John Hancock Capital Series
Supplement dated December 31, 2017 to the current prospectus, as supplemented (the “Prospectus”)

John Hancock U.S. Global Leaders Growth Fund (the “fund”)

Effective December 31, 2017, the fund will automatically lose its status as a non-diversified fund. Accordingly, the fund operates, and will continue to operate, as a diversified fund, and all references to the fund being non-diversified are hereby removed from the Prospectus.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Capital Series
Supplement dated December 31, 2017 to the current Statement of Additional Information, as revised
(the “SAI”)

John Hancock U.S. Global Leaders Growth Fund (the “fund”)

Effective December 31, 2017, the fund will automatically lose its status as a non-diversified fund. Accordingly, the fund operates, and will continue to operate, as a diversified fund, and all references to the fund being non-diversified are hereby removed from the SAI.

You should read this Supplement in conjunction with the SAI and retain it for future reference.